CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 247	$ 129	$ 296	$ (384)
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	70	(31)	65	(19)
Changes in retirement plans’ funded status	16	13	30	26
Foreign currency translation	(292)	153	(266)	170
Share of other comprehensive income (loss) of entities using the equity method	27	(6)	35	7
Other comprehensive income (loss), net of tax	(179)	129	(136)	184
Comprehensive income (loss)	68	258	160	(200)
Less: Comprehensive income attributable to noncontrolling interests	5	3	7	5
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 63	$ 255	$ 153	$ (205)